Net Loss Per Share - Summary of Basic and Diluted Net Loss Per Common Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net loss used in computing net loss per share, basic and diluted	$ (47,065)			$ (97,907)			$ (117,268)	$ (141,987)	$ (228,827)	$ (129,106)
Pro forma adjustments to remove dividend paid to preferred stockholders							268	3,652	3,652
Pro forma adjustments to remove stock dividend on exchange of Series A-1 for Series B Preferred Stock				27,637				27,637	27,637
Pro forma adjustments to remove stock dividend on Series B Preferred Stock				(13,137)				(13,137)	49,501
Net loss	$ (47,065)	$ (52,783)	$ (17,152)	$ (57,133)	$ (16,409)	$ (24,019)	$ (117,000)	$ (97,561)	$ (148,037)	$ (129,106)
Shares used in computing net loss per share, basic and diluted	46,632,043			4,931,204			20,201,325	4,851,603	4,882,662	4,657,337
Pro forma adjustments to reflect assumed conversion of preferred stock									22,032,758
Pro forma adjustments to reflect assumed conversion of vested restricted stock units									46,025
Shares used in computing pro forma net loss per share, basic and diluted									26,961,445
Denominator:
Pro forma basic and diluted net loss per share									$ (5.49)